Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Disclosure of Net Change in Property, Machinery and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		$ 11,272	$ 10,156
Capital expenditures		1,041	1,039
Stripping costs	[1]	49	37
Total capital expenditures		1,090	1,076
Ordinary sales	[2]	(90)	(108)
Divestitures and reclassifications	[3]	(693)
Business combinations (note 4.1)		2	39
Depreciation and depletion for the period		(805)	(842)
Impairment losses (note 7)		(122)	(36)
Asset retirement obligations (note 18.2)		63	64
Foreign currency translation effects		(565)	923
Net book value at end of period		10,152	11,272
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		22,564	20,516
Net book value at end of period		20,906	22,564
Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		(11,292)	(10,360)
Net book value at end of period		(10,754)	(11,292)
Land and mineral reserves [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		3,800	3,506
Capital expenditures		65	33
Stripping costs	[1]	49	37
Total capital expenditures		114	70
Ordinary sales	[2]	(42)	(31)
Divestitures and reclassifications	[3]	(67)
Business combinations (note 4.1)			13
Depreciation and depletion for the period		(34)	(140)
Impairment losses (note 7)		(36)	(16)
Foreign currency translation effects		(244)	398
Net book value at end of period		3,491	3,800
Land and mineral reserves [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		5,295	4,843
Net book value at end of period		5,120	5,295
Land and mineral reserves [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		(1,495)	(1,337)
Net book value at end of period		(1,629)	(1,495)
Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		979	829
Capital expenditures		99	86
Total capital expenditures		99	86
Ordinary sales	[2]	(4)	(2)
Divestitures and reclassifications	[3]	(62)
Business combinations (note 4.1)			4
Depreciation and depletion for the period		(33)	(74)
Impairment losses (note 7)		(26)	(2)
Asset retirement obligations (note 18.2)		15	20
Foreign currency translation effects		(77)	118
Net book value at end of period		891	979
Building [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		2,636	2,342
Net book value at end of period		2,426	2,636
Building [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		(1,657)	(1,513)
Net book value at end of period		(1,535)	(1,657)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		4,562	4,153
Capital expenditures		695	720
Total capital expenditures		695	720
Ordinary sales	[2]	(44)	(75)
Divestitures and reclassifications	[3]	(205)
Business combinations (note 4.1)		2	22
Depreciation and depletion for the period		(738)	(628)
Impairment losses (note 7)		(60)	(18)
Asset retirement obligations (note 18.2)		48	44
Foreign currency translation effects		112	344
Net book value at end of period		4,372	4,562
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		12,702	11,663
Net book value at end of period		11,962	12,702
Machinery and equipment [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period		(8,140)	(7,510)
Net book value at end of period		(7,590)	(8,140)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	[4]	1,931	1,668
Capital expenditures	[4]	182	200
Total capital expenditures	[4]	182	200
Divestitures and reclassifications	[3],[4]	(359)
Foreign currency translation effects	[4]	(356)	63
Net book value at end of period	[4]	1,398	1,931
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	[4]	1,931	1,668
Net book value at end of period	[4]	$ 1,398	$ 1,931

[1]	All waste removal costs or stripping costs incurred in the operative phase of surface mines to access the mineral reserves are recognized as part of their carrying amount. The capitalized amounts are subsequently amortized over the expected useful life of exposed ore body based on the units-of-production method.
[2]	In 2024 includes sales of non-strategic fixed assets in the United States and the United Kingdom for $69 and $7, respectively, among others. In 2023 includes sales of non-strategic fixed assets in the United States and France for $23 and $16, respectively, among others.
[3]	In 2024 includes the reclassification to assets held for sale of the Dominican Republic operations for $115, as well as the divestiture of the operations in the Philippines and Guatemala for $542 and $36, respectively (note 4.2).
[4]	As of December 31, 2024, in connection with the cement plant located in the municipality of Maceo in Colombia (the “Maceo Plant”) with an annual capacity of 1.3 million tons of cement, Cemex is performing the last infrastructure works required at the Maceo Plant to initiate commercial operations during 2025, including the access road to the plant, among others. There are also several ongoing processes for the proper operation of the assets and other legal proceedings (note 25.3). As of December 31, 2024, the carrying amount of the Maceo Plant is for an amount in Colombian Pesos equivalent to $335.